INTANGIBLES AND OTHER ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES AND OTHER ASSETS
INTANGIBLES AND OTHER ASSETS

Intangibles and other assets consist of the following:

	VERSO PAPER		VERSO HOLDINGS
	March 31,	December 31,	March 31,	December 31,
(Dollars in thousands)	2014	2013	2014	2013
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $8.3 million on March 31, 2014, and $8.2 million on December 31, 2013	$4,970	$5,120	$4,970	$5,120
Patents, net of accumulated amortization of $0.9 million on March 31, 2014, and on December 31, 2013	268	296	268	296
Total amortizable intangible assets	5,238	5,416	5,238	5,416
Unamortizable intangible assets:
Trademarks	16,180	16,180	16,180	16,180
Other assets:
Financing costs, net of accumulated amortization of $15.0 million on March 31, 2014, and $13.6 million on December 31, 2013	27,368	28,761	27,368	28,761
Deferred major repair	12,254	16,218	12,254	16,218
Replacement parts, net	3,282	3,465	3,282	3,465
Loan to affiliate	—	—	23,305	23,305
Restricted cash	2,612	4,946	2,612	4,946
Other	8,160	6,469	8,160	6,469
Total other assets	53,676	59,859	76,981	83,164
Intangibles and other assets	$75,094	$81,455	$98,399	$104,760

Amortization expense of intangibles was $0.2 million for each of the three-month periods ended March 31, 2014 and 2013, respectively.

The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2014	$536
2015	615
2016	567
2017	400
2018	300

INTANGIBLES AND OTHER ASSETS

Intangibles and other assets consist of the following:

	VERSO PAPER		VERSO HOLDINGS
	December 31,		December 31,
(Dollars in thousands)	2013	2012	2013	2012
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $8.2 million on December 31, 2013, and $7.5 million on December 31, 2012	$5,120	$5,820	$5,120	$5,820
Patents, net of accumulated amortization of $0.9 million on December 31, 2013, and $0.7 million on December 31, 2012	296	411	296	411
Total amortizable intangible assets	5,416	6,231	5,416	6,231
Unamortizable intangible assets:
Trademarks	16,180	17,780	16,180	17,780
Other assets:
Financing costs, net of accumulated amortization of $13.6 million on December 31, 2013, and $8.2 million on December 31, 2012	28,761	33,909	28,761	33,909
Deferred major repair	16,218	17,473	16,218	17,473
Replacement parts, net	3,465	3,679	3,465	3,679
Loan to affiliate	—	—	23,305	23,305
Restricted cash	4,946	3,454	4,946	3,454
Other	6,469	10,601	6,469	10,601
Total other assets	59,859	69,116	83,164	92,421
Intangibles and other assets	$81,455	$93,127	$104,760	$116,432

Amortization expense of intangibles was $0.8 million, $0.9 million, and $1.1 million, respectively, for the years ended December 31, 2013, 2012, and 2011.

The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2014	$715
2015	615
2016	567
2017	400
2018	300

When events or circumstances so indicate, we assess the potential impairment of intangibles and other long-lived assets by comparing the expected undiscounted future cash flows to the carrying value of those assets. There was no indication to perform an interim impairment test in 2013.

For our indefinite-lived intangible assets, in performing our annual impairment test during the fourth quarter of 2013, we determined that the carrying value of our trademarks exceeded their fair value, and recognized an impairment charge of $1.6 million based on a projected reduction of revenues driven primarily by a decline in U.S. demand. The trademark impairment charge is included in Cost of products sold on our accompanying consolidated statement of operations for the year ended December 31, 2013.

During the year ended December 31, 2012, we completed a comprehensive assessment of the damage resulting from the fire and explosion at our former paper mill in Sartell, Minnesota, and announced the decision to permanently close the mill.  In the third quarter of 2012, as a result of the closure, we performed an interim impairment analysis of our trademarks, which resulted in an impairment charge of $3.4 million, based on a projected reduction of revenues primarily as a result of a reduction in production capacity.  Then, in performing our annual impairment test, we determined that the carrying value of our trademarks exceeded their fair value, and recognized an additional $0.3 million of impairment charge.  The trademarks impairment charge is included in Restructuring charges on our accompanying consolidated statement of operations (see also Note 17).

In connection with our annual goodwill impairment review in the fourth quarter of 2011, we determined that there was an indication of impairment.  As a result we completed the second step of the goodwill impairment test by comparing the fair value of the reporting unit to the fair value of its identifiable assets and liabilities to determine the implied fair value of goodwill.  Based on our analysis, we determined that the carrying value of the ‘Coated’ reporting unit exceeded its fair value, and Verso Paper recognized a goodwill impairment loss of $18.7 million and Verso Holdings recognized a goodwill impairment charge of $10.5 million.